Related parties (Details) $ in Millions		Dec. 31, 2018 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)
Investments in joint ventures and associates [abstract]
Accounts receivable		$ 23,480		$ 23,013
Accounts receivable-Loans		117,824		154,810
Other assets		19,214		7,716
Accounts payable		116,418		129,520
Loans		855,135		259,760
Other liabilities			$ 68		$ 7
Accounts receivable, Current		23,480		23,013
Accounts receivable, Non-current		0		0
Accounts receivable - Loans, Current		0		0
Accounts receivable - Loans, Non-current		117,824		154,810
Other assets, Current		19,214		7,716
Other assets, Non-current		0		0
Accounts payable, Current		116,418		129,520
Accounts payable, Non-current		0		0
Loans, Current		855,135		259,760
Loans, Non-current		0		0
Other liabilities, Current		68		7
Other liabilities, Non-current		0		0
Serviport S.A. [member]
Investments in joint ventures and associates [abstract]
Accounts receivable		0		0
Accounts receivable-Loans		0		0
Other assets		0		0
Accounts payable		5,482		5,820
Loans		0		0
Other liabilities		0		0
Invercolsa S.A [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable				18,641
Accounts receivable-Loans				0
Other assets				0
Accounts payable				0
Loans				0
Other liabilities				0
Offshore international group [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable	[1]	0		0
Accounts receivable-Loans	[1]	117,824		154,810
Other assets	[1]	0		0
Accounts payable	[1]	0		0
Loans	[1]	0		0
Other liabilities	[1]	0		0
Equion Energia Limited [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable	[2]	22,958		4,010
Accounts receivable-Loans	[2]	0		0
Other assets	[2]	19,214		7,716
Accounts payable	[2]	87,079		101,472
Loans	[2]	855,135		259,760
Other liabilities	[2]	67		7
Ecodiesel Colombia SA [Member]
Investments in joint ventures and associates [abstract]
Accounts receivable		522		362
Accounts receivable-Loans		0		0
Other assets		0		0
Accounts payable		23,857		22,228
Loans		0		0
Other liabilities		$ 1		$ 0

[1]	Loan granted by Ecopetrol S.A. to Savia Perú S.A. (subsidiary of Offshore International Group) for US$57 million in 2016, with an interest rate of 4.99% payable semiannually from 2017 and maturating in 2021. The balance in nominal value of this loan as of December 31, 2018 is USD$35 million (2017 – USD$49 million).
[2]	Deposits held by Equion in Capital AG for a nominal value of USD$263 million (2017 – USD$77 millon), with a three-month Libor rate + 1.92% (2017 - 1.44%).